Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Profit Or Loss
Interest income and gains (losses) on financial instruments	$ 1,046,746	$ 382,922	$ 337,851
Fee and commission income	651,277	354,211	274,258
Total revenue	1,698,023	737,133	612,109
Interest and other financial expenses	(367,344)	(113,924)	(109,697)
Transactional expenses	(117,119)	(126,815)	(79,316)
Credit loss allowance expenses	(480,643)	(169,485)	(175,178)
Total cost of financial and transactional services provided	(965,106)	(410,224)	(364,191)
Gross profit	732,917	326,909	247,918
Operating expenses
Customer support and operations	(190,509)	(123,950)	(115,567)
General and administrative expenses	(628,901)	(266,024)	(199,919)
Marketing expenses	(79,574)	(19,426)	(41,817)
Other income (expenses)	(4,097)	(9,535)	(19,914)
Total operating expenses	(903,081)	(418,935)	(377,217)
Results with convertible instruments		(101,152)
Loss before income taxes	(170,164)	(193,178)	(129,299)
Current taxes	(219,824)	(22,338)	(3,572)
Deferred taxes	224,654	44,025	40,340
Total income taxes	4,830	21,687	36,768
Loss for the year	(165,334)	(171,491)	(92,531)
Loss attributable to shareholders of the parent company	(164,993)	(171,491)	(92,531)
Loss attributable to non-controlling interests	$ (341)
Loss per share – Basic and Diluted	$ (0.1030)	$ (0.1304)	$ (0.0813)
Weighted average number of outstanding shares – Basic and Diluted (in thousands of shares)	$ 1,602,126	$ 1,315,578	$ 1,137,931